OPERATING LEASES AS LESSOR (Tables)	12 Months Ended
Jun. 30, 2019
OPERATING LEASES AS LESSOR
Schedule of Minimum rental receipts

Year ending June 30,	Minimum lease payments

2020	$3,123
2021	3,217
2022	3,314
2023	3,413
2024	2,059

Total minimum lease payments to be received in the next five years	$15,126